Note 21 - Segment Reporting	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
(21)	Segment Reporting

In the consolidated financial statements as of
December 31, 2016,
the Group operated
three
segments: (
1
) insurance agency business segment, which mainly consists of providing agency services for P&C insurance products and life insurance products to individual clients, (
2
) insurance brokerage business segment, which mainly consists of providing P&C and life insurance brokerage services to institutional clients, and (
3
) claims adjusting segment, which consists of providing pre-underwriting survey, claim adjusting, disposal of residual value, loading and unloading supervision and consulting services. As a result of the disposal of brokerage business as described in Note
3,
the Group has
two
remaining operating segments. Brokerage segment has been categorized as a discontinued operation. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group's chief operating decision maker in deciding how to allocate resources and in assessing performance.

The following table shows the Group’s operations by business segment for the years ended
December 31, 2015,
2016
and
2017.
Other includes revenue and expenses that are
not
allocated to reportable segments and corporate related items.

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Net revenues
Agency	2,155,264	3,746,471	3,780,217	581,008
Claims Adjusting	303,846	336,413	308,256	47,378
Total net revenues	2,459,110	4,082,884	4,088,473	628,386
Operating costs and expenses
Agency	(1,969,329)	(3,667,004)	(3,408,499)	(523,876)
Claims Adjusting	(292,613)	(306,804)	(308,321)	(47,388)
Other	(168,720)	(117,542)	(98,517)	(15,142)
Total operating costs and expenses	(2,430,662)	(4,091,350)	(3,815,337)	(586,406)
Income (loss) from operations
Agency	185,935	79,467	371,718	57,132
Claims Adjusting	11,233	29,609	(65)	(10)
Other	(168,720)	(117,542)	(98,517)	(15,142)
Income (loss) from operations	28,448	(8,466)	273,136	41,980

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
Segment assets
Agency	2,245,122	680,602	104,607
Claims Adjusting	256,004	271,616	41,747
Other	1,724,402	3,785,524	581,824
Total assets held for sale	13,040	-	-
Total assets	4,238,568	4,737,742	728,178

Substantially all of the Group’s revenues for the
three
years ended
December 31, 2015,
2016
and
2017
were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no
geographical segments are presented.